Cover	May 12, 2023
Cover [Abstract]
Document Type	8-K12G3
Amendment Flag	false
Document Period End Date	May 12, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41509
Entity Registrant Name	Atlis Motor Vehicles Inc.
Entity Central Index Key	0001722969
Entity Tax Identification Number	81-4308534
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1828 N. Higley Rd.
Entity Address, Address Line Two	Ste 116
Entity Address, City or Town	Mesa
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85205
City Area Code	(602)
Local Phone Number	309-5425
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	AMV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false